Average Annual Total Returns - ProShares UltraShort Oil and Gas	None OneYear	None FiveYears	None TenYears	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions TenYears	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares TenYears	Dow Jones U.S. Oil & GasSM Index1 OneYear	Dow Jones U.S. Oil & GasSM Index1 FiveYears	Dow Jones U.S. Oil & GasSM Index1 TenYears
Total	(23.29%)	(6.30%)	(17.21%)	(23.46%)	(6.37%)	(17.24%)	(13.79%)	(4.67%)	(9.89%)	10.41%	(10.81%)	2.62%